Investments in equity accounted investees (Tables)	12 Months Ended
Mar. 31, 2019
Statement [line items]
Summary of Investments in Equity Accounted Investees
(c)	Summary of carrying amount of the Company’s interest in equity accounted investees:

	As at March 31,
	2019		2019		2018
	(In millions)
Carrying amount in immaterial associates	US$	150.3	Rs.	10,393.4	Rs.	4,359.9
Carrying amount in immaterial associates (held for sale)#		—		—		4,973.5
Carrying amount in material joint venture		621.1		42,955.4		44,494.0
Carrying amount in immaterial joint ventures		—		—		25.0

Total	US$	771.4	Rs.	53,348.8	Rs.	53,852.4

Current (held for sale)#	US$	—	Rs.	—	Rs.	4,973.5
Non current		771.4		53,348.8		48,878.9

Total	US$	771.4	Rs.	53,348.8	Rs.	53,852.4

#

Carrying amount of investments in Tata Hitachi Construction Machinery Co. Pvt Ltd. Subsequent to the year ended March 31, 2019, the Company reassessed its holdings in Tata Hitachi Construction Machinery Co. Pvt Ltd. classified as held for sale at March 31, 2018 as no longer held for sale due to delays experienced in the disposal. Accordingly, the investments are transferred from current to non-current investments.

(d)	Summary of Company’s share of profit/(loss) in equity accounted investees:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Share of profit/(loss) in immaterial associates	US$	16.1	Rs.	1,110.6	Rs.	1,183.0	Rs.	1,109.3
Share of profit/(loss) in material joint venture		8.1		559.8		21,690.7		13,660.3
Share of profit/(loss) on other adjustments in material joint venture		6.5		449.6		(253.6)		(116.1)
Share of profit/(loss) in immaterial joint ventures		(0.4)		(25.0)		162.5		276.5

	US$	30.3	Rs.	2,095.0	Rs.	22,782.6	Rs.	14,930.0

(e)	Summary of Company’s share of other comprehensive income in equity accounted investees:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Share of other comprehensive income in immaterial associates	US$	1.6	Rs.	111.5	Rs.	(113.8)	Rs.	(40.0)
Currency translation - immaterial associates		(0.4)		(28.3)		94.8		(115.1)
Currency translation -material joint venture		(8.1)		(557.8)		4,015.7		(2,801.6)
Currency translation -immaterial joint ventures		—		—		—		(130.3)

	US$	(6.9)	Rs.	(474.6)	Rs.	3,996.7	Rs.	(3,087.0)

Immaterial associates [Member]
Statement [line items]
Summary of Financial Information of Immaterial Associates Accounted for using the Equity Method

The Company has no material associates as at March 31, 2019. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below.

	As at March 31,
	2019		2019	2018
	(In millions)
Carrying amount of the Company’s interest in associates	US$	150.3	Rs. 10,393.4	Rs. 9,333.4

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Company’s share of profit/(loss) in associates *	US$	16.1	Rs. 1,110.6	Rs. 1,183.0	Rs. 1,109.3
Company’s share of other comprehensive income in associates		1.2	83.2	(19.0)	(155.1)
Company’s share of total comprehensive income in associates	US$	17.3	Rs. 1,193.8	Rs. 1,164.0	Rs. 954.2

Chery Jaguar Land Rover Automotive Co. Limited [member]
Statement [line items]
Summary of Joint Venture
(i)	Details of the Company’s material joint venture as at March 31, 2019 are as follows:

	Principal activity	Principal place of the business	% holding as at March 31,
Name of joint venture			2019	2018
Chery Jaguar Land Rover Automotive Co. Limited (Chery)	Manufacture and assembly of vehicles	China	50%	50%

 The summarized financial information in respect of Chery that is accounted for using the equity method is set forth below.

	As at March 31,
	2019		2019	2018
	(In millions)
Current assets	US$	979.0	Rs. 67,701.9	Rs. 82,317.9
Non-current assets		1,883.4	130,244.7	122,184.9
Current liabilities		(1,444.9)	(99,923.6)	(99,298.3)
Non-current liabilities		(159.7)	(11,042.4)	(14,184.1)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents		413.6	28,601.3	40,466.8
Current financial liabilities (excluding trade and other payables and provisions)		(363.8)	(25,161.9)	(3,885.2)
Non-current financial liabilities (excluding trade and other payables and provisions)		(159.7)	(11,042.3)	(13,999.6)
Share of net assets of material joint venture		628.9	43,490.3	45,510.2
Other consolidation adjustments		(7.8)	(534.9)	(1,016.2)
Carrying amount of the Company’s interest in joint venture	US$	621.1	Rs. 42,955.4	Rs. 44,494.0

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Revenue	US$	2,251.7	Rs.	155,715.0	Rs.	237,876.1	Rs.	189,601.3
Net income/(loss)		16.2		1,119.5		43,381.3		27,320.6
Other comprehensive income		—		—		—		—
Total comprehensive income for the year		16.2		1,119.5		43,381.3		27,320.6
The above net income includes the following:
Depreciation and amortization		272.7		18,857.6		11,947.8		9,201.1
Interest income		(15.8)		(1,092.0)		(2,298.7)		(993.2)
Interest expense (net)		18.3		1,266.3		609.0		706.6
Income tax expense/(credit)	US$	8.4	Rs.	578.1	Rs.	11,630.5	Rs.	9,014.4

Summary of Reconciliation of Financial Information to Carrying Amount of Interest in Joint Venture

Reconciliation of above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	As at March 31,
	2019		2019	2018
	(In millions)
Net assets of the joint venture	US$	1,257.8	Rs. 86,980.6	Rs. 91,020.4
Proportion of the Company’s interest in joint venture		628.9	43,490.3	45,510.2
Other consolidation adjustments		(7.8)	(534.9)	(1,016.2)

Carrying amount of the Company’s interest in joint venture	US$	621.1	Rs. 42,955.4	Rs. 44,494.0

Immaterial joint ventures [Member]
Statement [line items]
Summary of Joint Venture
(ii)	The aggregate summarized financial information in respect of the Company’s immaterial joint ventures that are accounted for using the equity method is set forth below.

	As at March 31,
	2019		2019	2018
	(In millions)
Carrying amount of the Company’s interest in joint ventures	US$	—	Rs. —	Rs. 25.0

	Year ended March 31,
	2019		2019	2018	2017
	(In millions)
Company’s share of profit/(loss) in immaterial joint ventures*	US$	(0.4)	Rs. (25.0)	Rs. 162.5	Rs. 276.5
Company’s share of other comprehensive income in immaterial joint ventures		—	—	—	(130.3)
Company’s share of total comprehensive income in immaterial joint ventures	US$	(0.4)	Rs. (25.0)	Rs. 162.5	Rs. 146.2